EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - Nonadjusting events [member]	2 Months Ended
Mar. 04, 2026 USD ($) shares
IfrsStatementLineItems [Line Items]
Shares issued, shares | shares	1,593,875
Shares issued, value | $	$ 663,462
Description of bitcoin treasury	the issuance of these financial statements, the Company reduced its Bitcoin by liquidating 102.61 Bitcoin for US$6,3 million, at an average price of US$71,035 per Bitcoin. The Company reduced the outstanding loan from US$8.5 million to US$3.3 million.